Capital management and fair values of financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The following table sets forth the breakdown of financial assets and liabilities according to the accounting classification. It also shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy. It does not include information on the fair value of financial assets and liabilities, when the carrying amount is a reasonable approximation of the fair value.

	Carrying amount				Fair value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost	Total	Level 1	Level 2	Level 3 (*)	Total
As of September 30, 2023
Financial assets
Cash and cash equivalents	—	—	4,297,078	4,297,078	—	—	—	—
Amounts due from financial institutions	—	—	3,474,244	3,474,244	—	—	—	—
Compulsory deposits at Central Bank of Brazil	—	—	2,190,872	2,190,872	—	—	—	—
Securities	1,069,515	12,704,526	1,134,256	14,908,297	12,228,668	1,545,373	—	13,774,041
Fair value through other comprehensive income - FVOCI	—	12,704,526	—	12,704,526	11,807,593	896,933	—	12,704,526
Financial treasury bills (LFT)	—	7,583,071	—	7,583,071	7,583,071	—	—	7,583,071
National treasury bills (LTN)	—	449,351	—	449,351	449,351	—	—	449,351
National treasury notes (NTN)	—	3,775,171	—	3,775,171	3,775,171	—	—	3,775,171
Debentures	—	552,899	—	552,899	—	552,899	—	552,899
Certificates of real estate receivables	—	148,403	—	148,403	—	148,403	—	148,403
Financial bills	—	14,989	—	14,989	—	14,989	—	14,989
Commercial promissory notes	—	180,642	—	180,642	—	180,642	—	180,642
Fair value through profit or loss - FVTPL	1,069,515	—	—	1,069,515	421,075	648,440	—	1,069,515
Financial treasury bills (LFT)	414,967	—	—	414,967	414,967	—	—	414,967
Investment fund quotas	359,244	—	—	359,244	5,516	353,728	—	359,244
Certificates of real estate receivables	59,217	—	—	59,217	—	59,217	—	59,217
Certificates of agricultural receivables	70,316	—	—	70,316	—	70,316	—	70,316
Debentures	119,670	—	—	119,670	—	119,670	—	119,670
Financial bills	—	—	—	—	—	—	—	—
Bank deposit certificates	22,191	—	—	22,191	—	22,191	—	22,191
Commercial promissory notes	3,278	—	—	3,278	—	3,278	—	3,278
Agribusiness credit bills (LCA)	15,892	—	—	15,892	—	15,892	—	15,892
Real estate credit bills (LCI)	4,309	—	—	4,309	161	4,148	—	4,309
Others	431	—	—	431	431	—	—	431
Amortized cost	—	—	1,134,256	1,134,256	—	—	—	—
Debentures	—	—	45,916	45,916	—	—	—	—
National treasury notes (NTN)	—	—	658,012	658,012	—	—	—	—
Rural product bill	—	—	430,328	430,328	—	—	—	—
Derivative financial assets	9,389	—	—	9,389	—	—	—	—
Loans and advances to customers, net of provisions for expected loss	—	—	25,296,620	25,296,620	—	—	—	—
Other assets	107,977	—	—	107,977	—	—	107,977	107,977
Total	1,186,881	12,704,526	36,393,070	50,284,477	12,228,668	1,545,373	107,977	13,882,018
Financial liabilities
Liabilities with financial institutions	—	—	9,418,245	9,418,245	—	—	—	—
Liabilities with customers	—	—	29,063,988	29,063,988	—	—	—	—
Securities issued	—	—	7,462,565	7,462,565	—	—	—	—
Derivative financial liabilities	21,059	—	—	21,059	—	21,059	—	21,059
Borrowing and onlending	—	—	87,649	87,649	—	—	—	—
Total	21,059	—	46,032,447	46,053,506	—	21,059	—	21,059
(*)    The financial assets classified as “Level 3” consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration based on Inter Seguros’ EBITDA measured in 2024, 2023, 2022 and 2021.

	Carrying amount				Fair value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost	Total	Level 1	Level 2	Level 3 (*)	Total
As of December 31, 2022
Financial assets
Cash and cash equivalents	—	—	1,331,648	1,331,648	—	—	—	—
Amounts due from financial institutions	—	—	4,258,856	4,258,856	—	—	—	—
Compulsory deposits at Central Bank of Brazil	—	—	2,854,778	2,854,778	—	—	—	—
Securities	1,458,664	9,699,546	1,290,355	12,448,565	9,545,890	1,612,320	—	11,158,210
Fair value through other comprehensive income - FVOCI	—	9,699,546	—	9,699,546	9,112,343	587,203	—	9,699,546
Financial treasury bills (LFT)	—	4,652,445	—	4,652,445	4,652,445	—	—	4,652,445
National treasury bills (LTN)	—	589,496	—	589,496	589,496	—	—	589,496
National treasury notes (NTN)	—	3,541,780	—	3,541,780	3,541,780	—	—	3,541,780
Debentures	—	684,153	—	684,153	328,622	355,531	—	684,153
Certificates of real estate receivables	—	203,350	—	203,350	—	203,350	—	203,350
Financial bills	—	5,771	—	5,771	—	5,771	—	5,771
Commercial promissory notes	—	22,551	—	22,551	—	22,551	—	22,551
Fair value through profit or loss - FVTPL	1,458,664	—	—	1,458,664	433,547	1,025,117	—	1,458,664
Financial treasury bills (LFT)	37,131	—	—	37,131	37,131	—	—	37,131
Investment fund quotas	529,903	—	—	529,903	341,185	188,718	—	529,903
Certificates of real estate receivables	44,453	—	—	44,453	—	44,453	—	44,453
Certificates of agricultural receivables	237,750	—	—	237,750	—	237,750	—	237,750
Debentures	435,755	—	—	435,755	51,099	384,656	—	435,755
Financial bills	101,467	—	—	101,467	—	101,467	—	101,467
Bank deposit certificates	44,638	—	—	44,638	3,523	41,115	—	44,638
Commercial promissory notes	5,157	—	—	5,157	—	5,157	—	5,157
Agribusiness credit bills (LCA)	20,413	—	—	20,413	—	20,413	—	20,413
Real estate credit bills (LCI)	1,613	—	—	1,613	225	1,388	—	1,613
Others	384	—	—	384	384	—	—	384
Amortized cost	—	—	1,290,355	1,290,355	—	—	—	—
Debentures	—	—	112,914	112,914	—	—	—	—
National treasury notes (NTN)	—	—	645,373	645,373	—	—	—	—
Rural product bill	—	—	532,068	532,068	—	—	—	—
Loans and advances to customers, net of provisions for expected loss	—	—	21,379,916	21,379,916	—	—	—	—
Other assets	87,318	—	—	87,318	—	—	87,318	87,318
Total	1,545,982	9,699,546	31,115,553	42,361,081	9,545,890	1,612,320	87,318	11,245,528
Financial liabilities
Liabilities with financial institutions	—	—	7,906,897	7,906,897	—	—	—	—
Liabilities with customers	—	—	23,642,804	23,642,804	—	—	—	—
Securities issued	—	—	6,202,165	6,202,165	—	—	—	—
Derivative financial liabilities	37,768	—	—	37,768	—	37,768	—	37,768
Borrowing and onlending	—	—	36,448	36,448	—	—	—	—
Total	37,768	—	37,788,314	37,826,082	—	37,768	—	37,768
(*)    The financial assets classified as “Level 3” consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration based on Inter Seguros’ EBITDA measured in 2024, 2023, 2022 and 2021.

Summary of Financial assets at fair value through profit or loss [Table Text Block]
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair value

Others assets
Financial assets at fair value through profit or loss
Balance at January 1, 2023	87,318
Total gains or losses (realized / unrealized)	20,659
Balance at September 30, 2023	107,977